Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table for PEO (Luther) (US$)(1)(2)	Compensation Actually Paid to PEO (Luther) (US$)(2)(5)(6)	Summary Compensation Table for PEO (Angel) (US$)(1)(3)	Compensation Actually Paid to PEO (Angel) (US$)(3)(5)(6)	Average Summary Compensation Table Total for NON-PEOs (US$)(1)(4)	Average Compensation Actually Paid to Non-PEO (US$)(4)(5)(6)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (US$)	GAAP Net Loss (US$)(in thousands)
2025	$888,813	$401,410	$-	$-	$385,198	$336,849	$0.02	$(14,084)

2024	$3,061,818	$784,000	$-	$-	$396,198	$296,209	$0.07	$(44,539)

2023	$-	$-	$824,680	$591,976	$333,996	$328,318	$0.42	$(21,668)

Named Executive Officers, Footnote [Text Block]

(2)	Mr. Luther was appointed our President and Chief Executive Officer (PEO) on January 1, 2024 and to our board of directors effective January 1, 2024.

(3)	Dr. Angel resigned as our Chief Executive Officer and President effective December 31, 2023.

(4)	The non-PEO NEO in the 2025 fiscal year and 2024 fiscal year was Ms. Gurrola The non-PEO NEOs in the 2023 fiscal year were Ms. Gurrola and Mr. Andrew Jackson.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 385,198	$ 396,198	$ 333,996
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3],[4]	$ 336,849	296,209	328,318
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2025		2024		2023
	PEO (Mr. Luther)	Average of Other Non-PEO NEOs	PEO (Mr. Luther)	Average of Other Non-PEO NEOs	PEO (Dr. Angel)	Average of Other Non-PEO NEOs

Total Compensation from SCT	$888,813	$385,198	$3,061,818	$396,198	$824,680	$333,996

Subtractions:
SCT Value of Stock and Option Awards	324,813	43,372	2,422,818	110,198	461,680	-

Adjustments:
Addition: Fair value at covered year-end of awards granted during the covered fiscal year that are outstanding and unvested at covered year-end	50,394	6,730	145,000	11,583	-	-

Addition: Fair value at vest date of awards granted and vested during the covered fiscal year	-	-	-	-	394,732	-

Addition (Subtraction):
Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at covered year end	(83,044)	(4,545)	-	(144)	-	(685)

Addition (Subtraction):
Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which all vesting conditions were satisfied at the end of or during the covered fiscal year	(129,940)	(7,162)	-	(1,229)	(12,449)	(390)

(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year	-	-	-	-	(153,307)	(4,603)

Total adjustments for equity awards	(162,590)	(4,977)	145,000	10,209	228,976	(5,678)

Compensation Actually Paid (as calculated)	$401,410	$336,849	$784,000	$296,209	$591,976	$328,318

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and TSR

The graphs below reflect the relationship between the PEO and average non-PEO NEO CAP and the Company’s cumulative indexed Total Shareholder Return (“TSR”) (assuming an initial fixed investment of $100) for the 2025, 2024 and 2023 fiscal years:

PEO CAP vs TSR (January 1, 2023 – December 31, 2025)

Average Other NEO CAP vs TSR (January 1, 2023 – December 31, 2025)

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income (GAAP)

The graph below reflects the relationship between the PEO and average non-PEO NEO CAP and the Company’s net income for the applicable reporting year. As a pre-commercial biotechnology company, we do not tie executive compensation to net income performance, and we do not have other financial metrics that are used to determine executive compensation. See the “—Narrative to Summary Compensation Table” for more information regarding how we compensate our NEOs.

Total Shareholder Return Amount		$ 0.02	0.07	0.42
Net Income (Loss) Attributable to Parent		$ (14,084,000)	$ (44,539,000)	$ (21,668,000)
PEO Name		Mr. Luther	Mr. Luther	Mr. Luther
Mr. Luther [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT	[1],[5]	$ 888,813	$ 3,061,818
Compensation Actually Paid (as calculated)	[3],[4],[5]	401,410	784,000
Total adjustments for equity awards		(162,590)	145,000
Mr. Luther [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		324,813	2,422,818
Mr. Luther [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		50,394	145,000
Mr. Luther [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Mr. Luther [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(83,044)
Mr. Luther [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(129,940)
Mr. Luther [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Angel [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT	[1],[6]			824,680
Compensation Actually Paid (as calculated)	[3],[4],[6]			591,976
Total adjustments for equity awards				228,976
Dr. Angel [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				461,680
Dr. Angel [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Angel [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				394,732
Dr. Angel [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Dr. Angel [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				(12,449)
Dr. Angel [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				(153,307)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation from SCT		385,198	396,198	333,996
Compensation Actually Paid (as calculated)		336,849	296,209	328,318
Total adjustments for equity awards		(4,977)	10,209	(5,678)
Non-PEO NEO [Member] | SCT Value of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		43,372	110,198
Non-PEO NEO [Member] | Fair Value at Covered Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		6,730	11,583
Non-PEO NEO [Member] | Fair Value at Vest Date of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested at Covered Year End [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(4,545)	(144)	(685)
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value of Awards Granted in any Prior Fiscal Year for Which All Vesting Conditions were Satisfied at the End of or During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards		(7,162)	(1,229)	(390)
Non-PEO NEO [Member] | Fair Value at End of Prior Year of Awards Granted in any Prior Fiscal Year that Fail to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total adjustments for equity awards				$ (4,603)

[1]	The Summary Compensation Table (“SCT”) numbers include the values as reported in this proxy statement for fiscal years 2025 and 2024 and as reported in the proxy statement filed on May 5, 2023 for the fiscal year.
[2]	The non-PEO NEO in the 2025 fiscal year and 2024 fiscal year was Ms. Gurrola The non-PEO NEOs in the 2023 fiscal year were Ms. Gurrola and Mr. Andrew Jackson.
[3]	SEC rules require certain adjustments be made to the SCT total compensation to determine CAP as reported in the Pay Versus Performance Table above. CAP does not represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. Generally, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of the applicable fiscal year end, or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below. The following table details these adjustments:
[4]	The tables below illustrate the valuation assumptions as of the vesting date for awards that vested in the 2025 fiscal year, the 2024 the fiscal year and the 2023 fiscal year computed in a manner consistent with the fair value methodology used to account for stock-based compensation in our Consolidated Financial Statements contained in the applicable Annual Report on Form 10-K filed with the SEC. For a description of such valuation assumptions, see Note 14, Stock-Based Compensation, in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K filed with the SEC on March 13, 2026.
[5]	Mr. Luther was appointed our President and Chief Executive Officer (PEO) on January 1, 2024 and to our board of directors effective January 1, 2024.
[6]	Dr. Angel resigned as our Chief Executive Officer and President effective December 31, 2023.